Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash consideration		¥ 5,890	¥ 31,751	¥ 127
Equity investment		28,501	22,025
Gain from Equity investment		2,174	1,396	¥ (994)
Intangible assets acquired, technical assets		¥ 26,698	¥ 36,015
Intangible assetsweighted average useful life, technical assets		5 years	9 years
Redlen [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 31,640
Investment held on acquistion			¥ 1,252
Equity investment			5,223
Gain from Equity investment			3,971
Technical assets Member [Member]
Business Acquisition [Line Items]
Intangible assets acquired, technical assets			¥ 8,929
Intangible assetsuseful life,other intangible assets			21 years
Intangible assetsweighted average useful life, technical assets			21 years
Other Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets acquired, technical assets			¥ 26
Intangible assetsuseful life,other intangible assets			5 years
Redlen Technologies Inc [Member] | Redlen [Member]
Business Acquisition [Line Items]
percentage of issued share, acquired	87.00%